                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05793

             Morgan Stanley Municipal Income Opportunities Trust II
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: February 29, 2008

Date of reporting period: November 30, 2007

Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                        COUPON    MATURITY
THOUSANDS                                                                                         RATE       DATE         VALUE
---------                                                                                        ------    --------   ------------
            TAX-EXEMPT MUNICIPAL BONDS (104.6%)
            ALABAMA  (1.4%)
   $2,000   Colbert County - Northwest Health Care Authority, Alabama, Helen Keller Hospital
            Ser 2003                                                                               5.75%   06/01/27   $  2,038,500
                                                                                                                      ------------
            ALASKA  (0.3%)
      500   Northern Tobacco Securitization Corporation, Alaska, Asset Backed Ser 2006 A           5.00    06/01/46        414,635
                                                                                                                      ------------
            ARIZONA  (2.5%)
      800   Pima County Arizona Industrial Development Authority Water & Sewer                     6.55    12/01/37        793,560
    2,600   Salt Verde Financial Corp Ser 2007 ++++                                                5.25    12/01/24      2,660,359
                                                                                                                      ------------
                                                                                                                         3,453,919
                                                                                                                      ------------
            CALIFORNIA  (7.9%)
    1,970   California County Tobacco Securitization Agency, Gold County Settlement Funding
            Corp Ser 2006                                                                          0.00    06/01/33        348,808
      500   California Housing Finance Agency, RITES PA 1417 Ser 2006 (AMT)                       6.417##  08/01/31        394,590
      500   California Housing Finance Agency, RITES PA 1417 Ser 2006 (AMT)                       6.567##  08/01/36        367,940
    1,000   California Statewide Communities Development Authority, California Baptist
            University Ser 2007 A                                                                  5.50    11/01/38        970,370
    1,000   California Statewide Communities Development Authority, Lancer Educational Student
            Housing LLC Ser 2007                                                                  5.625    06/01/33        971,740
    1,000   Carlsbad Assessment District #2002-2001, California, Poinsettia Lane East
            Ser 2005 A                                                                             5.20    09/02/35        945,920
    1,000   Carlsbad Community Facilities District #3, California, Ser 2006                        5.30    09/01/36        944,350
    4,000   Golden State Tobacco Securitization Corporation, California, Asset Backed Ser Refg
            2007 A-1 ++++                                                                         5.125    06/01/47      3,385,780
      530   Palm Springs, California, Palm Spring Int'l Airport Ser 2006 (AMT)                     5.55    07/01/28        512,378
    2,000   Sacramento Financing Authority, California, Convention Center Hotel 1999 Ser A         6.25    01/01/30      1,999,620
   12,000   Silicon Valley Tobbaco Securitization Authority, California, Santa Clara Tobacco
            Securitization Corp Ser 2007                                                           0.00    06/01/56        322,800
                                                                                                                      ------------
                                                                                                                        11,164,296
                                                                                                                      ------------
            COLORADO (3.2%)
    1,000   Colorado Health Facilities Authority, Christian Living Communities Ser 2006 A          5.75    01/01/37        962,420
      155   Colorado Housing Finance Authority, 1998 Ser B-3                                       6.55    05/01/25        158,630
    1,420   Copperleaf Metropolitan District #2, Colorado, Ser 2006                                5.85    12/01/26      1,273,811
    2,000   Elk Valley Public Improvement Corporation, Colorado, Ser 2001 A                        7.30    09/01/22      2,082,920
                                                                                                                      ------------
                                                                                                                         4,477,781
                                                                                                                      ------------
            CONNECTICUT (1.8%)
    1,000   Mashantucket (Western) Pequot Tribe, Connecticut, Special 1997 Ser B (a)               5.75    09/01/27      1,000,310
    1,500   Mohegan Tribe of Indians, Connecticut, Gaming Authority Ser 2001 (a)                   6.25    01/01/31      1,554,990
                                                                                                                      ------------
                                                                                                                         2,555,300
                                                                                                                      ------------
            DISTRICT OF COLUMBIA (0.4%)
      615   Metropolitan Washington Airports Authority, District of Columbia &
            Virginia, CaterAir International Corp Ser 1991 (AMT) ++                              10.125    09/01/11        615,689
                                                                                                                      ------------
            FLORIDA (7.7%)
      500   Alachua County, Florida, North Florida Retirement Village Ser 2007                     5.25    11/15/17        481,595
      700   Alachua County, Florida, North Florida Retirement Village Ser 2007                    5.875    11/15/36        686,140
    1,000   Fiddlers Creek Community Development District # 1, Florida, Ser 2005                   6.00    05/01/38        908,930
      500   Fountainbleau Lakes Community Development District,Florida, Ser 2007 B                 6.00    05/01/15        477,660
      500   Grand Bay at Doral Community Development District, Florida, Ser 2007 A                 6.00    05/01/39        448,635
      710   Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg Ser 1993 A (Ambac)           5.85    10/01/13        752,025
      500   Orange County Health Facilities Authority, Florida, Orlando Lutheran Towers Inc
            Ser 2005                                                                               5.70    07/01/26        487,125
    1,000   Orange County Health Facilities Authority, Florida, Orlando Lutheran Towers Inc
            Ser 2007                                                                               5.50    07/01/38        932,910
    2,000   Orange County Health Facilities Authority, Florida, Westminister Community Care
            Services Inc Ser 1999                                                                  6.75    04/01/34      2,046,820
    1,000   Pinellas County Health Facilities Authority, Florida, Oaks of Clearwater Ser 2004      6.25    06/01/34      1,040,750
      995   Renaissance Commons Community Development District, Florida, 2005  Ser A               5.60    05/01/36        873,162
    1,000   St Johns County Industrial Development Authority, Florida, Glenmoor Ser 1999 A         8.00    01/01/10+     1,110,590
      600   Tolomato Community Development District, Special Assessment                            6.55    05/01/27        593,148
                                                                                                                      ------------
                                                                                                                        10,839,490
                                                                                                                      ------------
            GEORGIA (1.4%)
    2,000   Atlanta, Georgia, Eastside Ser 2005 B                                                  5.40    01/01/20      1,964,240
                                                                                                                      ------------
            HAWAII (1.1%)
    1,000   Hawaii Department of Budget & Finance, Kahala Nui 2003 Ser A                           8.00    11/15/33      1,128,550
      485   Honolulu, Hawaii, Waipahu Towers GNMA Collateralized 1995 Ser A (AMT)                  6.90    06/20/35        481,123
                                                                                                                      ------------
                                                                                                                         1,609,673
                                                                                                                      ------------
            ILLINOIS (6.3%)
      500   Bolingbrook, Illinois, Sales Tax Ser 2005                                              0.00@   01/01/24        516,040
      125   Chicago, Illinois, GNMA-Collateralized Ser 1998  A-1 (AMT)                             6.45    09/01/29        126,773
    1,000   Chicago, Illinois, Lake Shore East Ser 2002                                            6.75    12/01/32      1,044,979
      450   Hampshire, Illinois, Special Service Area # 18 Ser 2007 A                              6.00    03/01/44        435,447
    1,000   Illinois Finance Authority, Landing at Plymouth Ser 2005 A                             6.00    05/15/37        983,680
    1,000   Illinois Finance Authority, Luther Oaks Ser 2006 A                                     6.00    08/15/39        981,120
    2,000   Illinois Health Facilities Authority, Smith Crossing Ser 2003 A                        7.00    11/15/32      2,098,879
    1,000   Illinois Health Facilities Authority, Villa St Benedict Ser 2003 A-1                   6.90    11/15/33        909,430
      750   Lincolnshire, Illinois, Service Area #1-Sedgebrook Ser 2004                            6.25    03/01/34        764,835
    1,000   Pingree Grove Special Service Area # 7, Illinois, Cambridge Lakes Ser 2006-1           6.00    03/01/36        964,990
                                                                                                                      ------------
                                                                                                                         8,826,173
                                                                                                                      ------------

            INDIANA (1.5%)
    1,500   Indiana Health Facility Financing Authority, Riverview Hospital Ser 2002              6.125    08/01/31      1,567,995
      525   Saint Joseph County, Indiana, Holy Cross Village at Notre Dame Ser 2006 A              6.00    05/15/38        514,201
                                                                                                                      ------------
                                                                                                                         2,082,196
                                                                                                                      ------------
            IOWA (1.2%)
      970   Iowa Health Facilities Development Financing Authority, Care Initiatives Ser 1996      9.25    07/01/11+     1,171,770
      500   Washington County Hospital, Iowa, Ser 2006                                            5.375    07/01/26        475,995
                                                                                                                      ------------
                                                                                                                         1,647,765
                                                                                                                      ------------
            KANSAS (2.3%)
    1,000   Olathe, Kansas, Catholic Care Ser 2006 A                                               6.00    11/15/38        986,120
    2,000   Overland Park Development Corporation, Kansas, Convention Center Hotel Ser 2000 A     7.375    01/01/32      2,252,440
                                                                                                                      ------------
                                                                                                                         3,238,560
                                                                                                                      ------------
            MAINE (0.4%)
      500   South Berwick, Maine, Berwick Academy Ser 1998                                         5.55    08/01/23        505,945
                                                                                                                      ------------
            MARYLAND (4.1%)
    2,000   Annapolis, Maryland, Park Place Ser 2005 A                                             5.35    07/01/34      1,872,240
      500   Maryland Industrial Development Financing Authority, Our Lady of Good Counsel High
            School Ser 2005 A                                                                      6.00    05/01/35        507,285
    1,000   Maryland State Economic Development Corporation, Chesapeake Bay Conference Center
            Ser 2006 A                                                                             5.00    12/01/31        892,880
      500   Maryland State Health & Higher Educational Facilities Authority, Edenwald
            Ser 2006 A                                                                             5.40    01/01/37        480,160
      500   Maryland State Health & Higher Educational Facilities Authority, King Farm
            Presbyterian Community 2007 Ser A                                                      5.30    01/01/37        443,040
    1,500   Westminster, Maryland, Caroll Lutheran Village Inc 2004 Ser A                          6.25    05/01/34      1,530,030
                                                                                                                      ------------
                                                                                                                         5,725,635
                                                                                                                      ------------
            MASSACHUSETTS (2.6%)
    1,500   Massachusetts Development Finance Agency, Loomis Communities Ser 1999 A                5.75    07/01/23      1,521,945
    1,375   Massachusetts Development Finance Agency, New England Center for Children Ser 1998    5.875    11/01/18      1,357,655
      750   Massachusetts Development Finance Authority, Evergreen Center Ser 2005                 5.50    01/01/35        734,963
                                                                                                                      ------------
                                                                                                                         3,614,563
                                                                                                                      ------------
            MICHIGAN (1.8%)
      600   Gaylord Hospital Financing Authority, Michigan, Otsego Memorial Hospital Ser 2004      6.50    01/01/37        613,944
    2,000   Michigan Tobacco Settlement Finance Authority Ser 2007 A                               6.00    06/01/48      1,948,140
                                                                                                                      ------------
                                                                                                                         2,562,084
                                                                                                                      ------------
            MINNESOTA (1.5%)
      750   Buffalo, Minnesota, Central Minnesota Senior Housing Ser 2006 A                        5.50    09/01/33        704,798
      500   North Oaks, Minnesota, Presbyterian Homes of North Oaks Ser 2007 (WI)                 6.125    10/01/39        501,045
    1,000   St. Paul, Minnesota, Housing & Redevelopment Authority, Rossy & Richard Shaller
            Ser 2007 A                                                                             5.25    10/01/42        892,850
                                                                                                                      ------------
                                                                                                                         2,098,693
                                                                                                                      ------------
            MISSOURI (2.2%)
      450   Branson, Missouri Regional Airport Ser B                                               6.00    07/01/37        427,176
    2,000   Des Peres, Missouri, West County Center Ser 2002                                       5.75    04/15/20      2,014,820
      135   Missouri Housing Development Commission, Homeownership GNMA/FNMA Collateralized
            2000 Ser A-1 (AMT)                                                                     7.50    03/01/31        142,067
      500   St. Louis Industrial Development Authority, Missouri, St. Andrews Resources for
            Seniors Ser 2007 A (WI)                                                               6.375    12/01/41        494,515
                                                                                                                      ------------
                                                                                                                         3,078,578
                                                                                                                      ------------
            NEVADA (4.0%)
      990   Clark County Special Improvement District #142, Nevada, Mountain's Edge Ser 2003      6.375    08/01/23      1,020,027
      675   Henderson, Nevada,  Local Improvement District #T-18, Ser  2006                        5.30    09/01/35        546,102
    3,000   Henderson, Nevada, Catholic Health West Ser 2004 Ser A                                5.625    07/01/24      3,146,820
    1,000   Nevada Department of Business & Industry, Las Vegas Monorail 2nd Tier Ser 2000        7.375    01/01/40        940,410
                                                                                                                      ------------
                                                                                                                         5,653,359
                                                                                                                      ------------
            NEW HAMPSHIRE (2.2%)
    1,000   New Hampshire Higher Educational & Health Facilities Authority, Littleton Hospital
            Association Ser 1998 B                                                                 5.80    05/01/18      1,017,970
    2,000   New Hampshire Higher Educational & Health Facilities Authority, Littleton Hospital
            Association Ser 1998 B                                                                 5.90    05/01/28      2,012,840
                                                                                                                      ------------
                                                                                                                         3,030,810
                                                                                                                      ------------
            NEW JERSEY (6.3%)
    1,000   New Jersey Economic Development Authority, Cedar Crest Village Inc Ser 2001 A          7.25    11/15/11+     1,149,190
    1,500   New Jersey Economic Development Authority, Cigarette Tax Ser 2004                      5.75    06/15/34      1,504,410
    2,000   New Jersey Economic Development Authority, Franciscan Oaks Ser 1997                    5.75    10/01/23      2,006,320
      710   New Jersey Economic Developmental Authority, Lions Gate Ser 2005 A                     5.75    01/01/25        711,186
      500   New Jersey Economic Development Authority, The Presbyterian Home at Montgomery Ser
            2001 A                                                                                6.375    11/01/31        507,960
    1,000   New Jersey Economic Development Authority, United Methodist Homes of New Jersey
            Ser 1998                                                                              5.125    07/01/25        913,790
    2,000   New Jersey Health Care Facilities Financing Authority, Raritan Bay Medical Center
            Ser 1994 +++                                                                           7.25    07/01/27      2,032,020
                                                                                                                      ------------
                                                                                                                         8,824,876
                                                                                                                      ------------
            NEW MEXICO (0.8%)
    1,150   Mariposa East Public Improvement District, New Mexico, Ser 2006                        6.00    09/01/32      1,155,704
                                                                                                                      ------------
            NEW YORK (7.3%)
    1,900   Dutchess County Development Agency, New York, St Francis Hospital Refg Ser 2004 A      7.50    03/01/29      2,045,046
    1,000   Mount Vernon Industrial Development Agency, New York, Meadowview  at the Wartburg
            Ser 1999                                                                               6.15    06/01/19      1,012,680
    2,000   New York City Industrial Development Agency, New York, 7 World Trade Center LLC
            Ser 2005 A                                                                             6.50    03/01/35      2,078,160
    2,000   New York City Industrial Development Agency, New York, American Airlines Inc Ser
            2005 (AMT)                                                                             7.75    08/01/31      2,206,399
    2,000   New York City Industrial Development Agency, New York, Brooklyn Navy Yard
            Cogeneration Partners LP Ser 1997 (AMT)                                                5.65    10/01/28      1,942,640
    1,000   New York Liberty Development Corp, National Sports Museum, Ser 2006 A                 6.125    02/15/19      1,006,030
                                                                                                                      ------------
                                                                                                                        10,290,955
                                                                                                                      ------------

            NORTH CAROLINA (0.3%)
      450   North Carolina Medical Care Commission Healthcare Facilities, Southminster
            Project A                                                                              5.75    10/01/37        441,774
                                                                                                                      ------------
            NORTH DAKOTA (0.3%)
      450   Ward County, North Dakota, Trinity Ser 2006                                           5.125    07/01/29        441,909
                                                                                                                      ------------
            OHIO (2.9%)
      700   Cuyahoga County Ohio Health Care                                                       5.75    05/15/27        673,827
    3,000   Buckeye Tobacco Settlement Financing Authorities, Asset-Backed Ser 2007 A-2           5.875    06/01/30      2,923,340
      550   Tuscarawas County Ohio Hospital Facilities Rev                                         6.35    11/01/37        539,853
                                                                                                                      ------------
                                                                                                                         4,137,020
                                                                                                                      ------------
            OKLAHOMA (0.8%)
    1,000   Oklahoma Development Finance Authority, Comanche County Hospital  2000 Ser B ++++      6.60    07/01/31      1,062,060
                                                                                                                      ------------
            PENNSYLVANIA (8.6%)
    4,000   Allegheny County Development Authority, Pennsylvania, West Penn Ser 2007 A ++++       5.375    11/15/40      3,650,600
      500   Allegheny County Redevelopment Authority, Pennsylvania, Pittsburgh Mills Ser 2004      5.60    07/01/23        503,530
    1,000   Bucks County Industrial Development Authority, Pennsylvania, Ann's Choice Ser 2005
            A                                                                                      6.25    01/01/35      1,018,640
    1,000   Carbon County Industrial Development Authority, Pennsylvania, Panther Creek
            Partners Refg 2000 Ser (AMT)                                                           6.65    05/01/10      1,023,210
    2,940   Chester County Industrial Development Authority, Pennsylvania, RHA/PA Nursing Home
            Inc Ser 1989                                                                           8.50    05/01/32      2,899,516
    1,000   Harrisburg Authority, Pennsylvania, Harrisburg University of Science & Technology
            Ser 2007 B                                                                             6.00    09/01/36        999,210
    1,000   Montgomery County Industrial Development Authority, Pennsylvania, Whitemarsh
            Community Ser 2005                                                                     6.25    02/01/35      1,012,550
    1,000   Pennsylvania Economic Development Financing Authority, Reliant Energy Inc Ser 2001
            A (AMT)                                                                                6.75    12/01/36      1,063,980
                                                                                                                      ------------
                                                                                                                        12,171,236
                                                                                                                      ------------
            SOUTH CAROLINA (2.3%)
    1,000   Myrtle Beach, South Carolina, Myrtle Beach Air Force Base Ser 2006                     5.25    11/01/26        914,380
    1,000   South Carolina Jobs - Economic Development Authority, Lutheran Homes Ser 2007         5.625    05/01/42        924,520
    1,000   South Carolina Jobs - Economic Development Authority, Westley Commons Ser 2006        5.125    10/01/26        889,050
      575   South Carolina Jobs - Economic Development Authority, Westley Commons Ser 2006         6.00    11/15/37        560,171
                                                                                                                      ------------
                                                                                                                         3,288,121
                                                                                                                      ------------
            TENNESSEE (1.9%)
      700   Chattanooga Health Educational & Housing Facilities Board, Tennessee, Student
            Housing Refg Ser 2005 A                                                                5.00    10/01/25        660,870
    1,000   Shelby County Health, Educational & Housing Facilities Board, Tennessee, Trezevant
            Manor Ser 2006 A                                                                       5.75    09/01/37        973,510
    1,000   Shelby County Health, Educational & Housing Facilities Board, Tennessee, Village
            at Germantown Ser 2003 A                                                               7.25    12/01/34        996,940
                                                                                                                      ------------
                                                                                                                         2,631,320
                                                                                                                      ------------
            TEXAS (5.3%)
    2,000   Austin Convention Enterprises Inc, Texas,  Convention Center Hotel Ser 2000 A          6.70    01/01/11+     2,200,680
    1,000   Brazos River Authority, Texas, TXU Electric Co Refg Ser 1999 A (AMT)                   7.70    04/01/33      1,042,180
    1,000   Decatur Hospital Authority, Texas, Wise Regional Health Ser 2004 A Student Housing
            Refg Ser 2005 A                                                                       7.125    09/01/34      1,049,150
    1,000   HFDC Central Texas Inc, Legacy at Willow Bend, Ser 2006 A                              5.75    11/01/36        941,050
    1,000   Houston Health Facilities Development Corporation, Texas, Buckingham Senior Living
            Community Ser 2004 A                                                                  7.125    02/15/14+     1,205,280
    1,000   Lubbock, Health Facilities Development Corporation, Texas, Carillon Ser 2005 A         6.50    07/01/26      1,028,640
                                                                                                                      ------------
                                                                                                                         7,466,980
                                                                                                                      ------------
            VERMONT (0.8%)
    1,000   Vermont Economic Development Authority, Wake Robin Corp Ser 1999 A                     6.75    03/01/09+     1,058,260
                                                                                                                      ------------
            VIRGINIA (6.6%)
    4,419   Chesterfield County Industrial Development Authority, Virginia, Brandermill Woods
            Ser 1998                                                                               6.50    01/01/28      4,538,060
    1,300   Lexington Industrial Development Authority, Virginia, Ser 2007 A                       5.50    01/01/37      1,229,761
    2,250   Peninsula Ports Authority of Virginia, Baptist Homes Ser 2006 C                        5.40    12/01/33      2,098,530
      500   Peninsula Town Center Community Development Authority, Virginia, Ser 2007 (WI)         6.45    09/01/37        511,005
    1,000   Virginia Beach Development Authority, Virginia, Westminster-Canterbury Refg Ser
            2005 A                                                                                5.375    11/01/32        969,920
                                                                                                                      ------------
                                                                                                                         9,347,276
                                                                                                                      ------------
            WASHINGTON (1.3%)
    2,000   Washington Housing Finance Commission, Skyline  at First Hill Ser 2007 A              5.625    01/01/38      1,905,340
                                                                                                                      ------------
            WISCONSIN (1.3%)
    1,750   Wisconsin Health & Educational Facilities Authority, Beaver Dam Community Hospital
            Ser 2004 A                                                                             6.75    08/15/34      1,849,068
                                                                                                                      ------------
            TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $147,597,443)                                                       147,269,783
                                                                                                                      ------------

NUMBER OF
  SHARES
  (000)
---------
            SHORT-TERM INVESTMENT (B) (0.4%)
            INVESTMENT COMPANY
      534   Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class
               (Cost $533,738)                                                                                             533,738
                                                                                                                      ------------
            TOTAL INVESTMENTS (Cost $148,131,181)                                                                      147,803,521
                                                                                                                      ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            FLOATING RATE NOTES RELATED TO SECURITIES HELD (-5.1%)
  (9,615)   Notes with interest rates ranging from 3.64% to 3.73% at November 30, 2007 and contractual maturities of collateral ranging from 12/01/24 to 06/01/47 (see Note
            1D) @@
               (Cost (9,615,000))                                                                                       (9,615,000)
                                                                                                                      ------------
            TOTAL NET INVESTMENTS (Cost $138,516,181) (c) (d)                                                  98.1%   138,188,521
            OTHER ASSETS IN EXCESS OF LIABILITIES                                                               1.9      2,632,778
                                                                                                              -----   ------------
            NET ASSETS                                                                                        100.0%  $140,821,299
                                                                                                              =====   ============

----------
AMT     Alternative Minimum Tax.

RITES   Residual Interest Tax-Exempt Security.

WI      Securities purchased on a when-issued basis.

+       Prerefunded to call date shown.

++      Joint exemption in locations shown.

++++ Floating Rate Note Obligations Related to Securities Held - The Fund enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At November 30, 2007, Fund investments with a value of $12,620,079 are held by the Dealer Trusts and serve as collateral for the $9,615,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at November 30, 2007 are presented in the "Portfolio of Investments".

@ Security is a "step-up" bond where the coupon increases on a predetermined future date.

+++ A portion of this security has been physically segregated in connection with open futures contracts in the amount of $40,500.

@@ Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2007.

## Current coupon rate for inverse floating rate municipal obligation . This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $762,530 which represents 0.5% of net assets.

(a)     Resale is restricted to qualified institutional investors.

(b) The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class . Income distributions earned by the Fund totaled $81,994, for the period ended November 30, 2007.

(c) Securities have been designated as collateral in an amount equal to $3,137,906 in connection with open futures contracts.

(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

Ambac   Ambac Assurance Corporation.

FUTURES CONTRACTS OPEN AT AUGUST 31, 2007:

NUMBER OF   LONG/    DESCRIPTION, DELIVERY   UNDERLYING FACE    UNREALIZED
CONTRACTS   SHORT       MONTH AND YEAR       AMOUNT AT VALUE   DEPRECIATION
---------   -----   ----------------------   ---------------   ------------
    33      Short    U.S. Treasury Bonds
                    20 Year September 2007     $(7,377,563)     $(145,994)
                                                                =========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust II


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 17, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 17, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 17, 2008


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